CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
ASSETS
Allowance for accounts receivable		$ 17,555	$ 11,487
Allowance for prepaid expenses and other current assets		7,144	5,612
Prepayment to related parties, current		1,116	3,204
Accounts Receivable, Related Parties, Current		21	0
Prepayment to related parties, non-current		285	372
Current liabilities:
Accounts payable to a related party	[1]	5	44
Accounts payable of the consolidated variable interest entities without recourse to the Company		58,470	41,613
Receipt in advance to related party	[1]	729	0
Receipt in advance of the consolidated variable interest entities without recourse to the Company	[1]	1,470	1,493
Deferred revenue of the consolidated variable interest entities without recourse to the Company		9,010	10,188
Payable to equity investments of consolidated variable interest entities without recourse to the Company		4,176	9,616
Accrued expenses and other current liabilities to a related party	[1]	62	0
Accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company		29,231	24,661
Tax payable of the consolidated variable interest entities without recourse to the Company		7,915	13,875
Consideration Payable To Related Party	[1]	2,092	0
Non-current liabilities:
Deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company	[1]	3,976	$ 6,979
Unamortized Debt Issuance Costs and Derivative Liability of Contingent Interest		$ 14,628
NQ Mobile Inc.’s shareholders’ equity
Treasury stock, shares		10,671,880	13,896,085
Class A Common Shares [Member]
NQ Mobile Inc.’s shareholders’ equity
Common shares, par value (in US dollars per share)		$ 0.0001	$ 0.0001
Common shares, shares authorized (in shares)		1,560,000,000	1,560,000,000
Common shares, shares issued (in shares)		449,421,887	423,395,242
Common shares, shares outstanding (in shares)		448,658,214	428,333,140
Class B Common Shares [Member]
NQ Mobile Inc.’s shareholders’ equity
Common shares, par value (in US dollars per share)		$ 0.0001	$ 0.0001
Common shares, shares authorized (in shares)		240,000,000	240,000,000
Common shares, shares issued (in shares)		50,352,968	50,352,971
Common shares, shares outstanding (in shares)		50,352,968	50,352,971
Consolidated variable interest entities [Member]
Current liabilities:
Accounts payable of the consolidated variable interest entities without recourse to the Company	[1]	$ 55,730	$ 37,108
Deferred revenue of the consolidated variable interest entities without recourse to the Company	[1]	8,793	8,179
Payable to equity investments of consolidated variable interest entities without recourse to the Company	[1]	3,526	3,350
Accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company	[1]	4,261	4,184
Tax payable of the consolidated variable interest entities without recourse to the Company	[1]	7,756	13,430
Non-current liabilities:
Deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company		$ 3,976	$ 6,840

[1]	All of the VIEs’ assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets (Note 1(e)).